PLAN DESCRIPTION	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
PLAN DESCRIPTION	PLAN DESCRIPTION
The following description of the amended and restated Fiserv 401(k) Savings Plan (the “Plan”) is provided for informational purposes only. Participants should refer to the Plan document for a complete description of the Plan’s provisions.
General —The Plan, which was established effective July 1, 1990 as a defined contribution plan, is maintained by Fiserv, Inc. (the “Company”) in order to aid eligible employees to accumulate savings for their retirement, and is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. Employees who (i) are not subject to a collective bargaining agreement; (ii) receive compensation payable in U.S. dollars; (iii) are not leased employees, independent contractors or interns with less than one year of service; (iv) are not residents of Puerto Rico; and (v) are classified as a full-time or part-time employee on the U.S. payroll and personnel records with participating employers are eligible to participate in the Plan.
Administration — The Plan is administered by Fiserv Solutions, LLC (the “Plan Sponsor”), a wholly-owned subsidiary of Fiserv, Inc. Merrill Lynch, a Bank of America company (“Merrill”), is the third-party recordkeeper of the Plan, and administrator of the self-directed brokerage accounts within the Plan. Bank of America, N.A. (the “Trustee”) acts as the custodian and trustee of the Plan.
Contributions — Participants under the Plan may elect to make salary reduction contributions, subject to federal tax limitations, of not less than 1% or greater than 75% of their eligible compensation. New participants are automatically enrolled in the Plan at a 5% pre-tax savings rate which is increased 1% annually, up to a maximum of 15% of compensation, unless the participant elects a different percentage. Effective January 1, 2026, new participants are automatically enrolled in the Plan at a 6% pre-tax savings rate which is increased 1% annually, up to the maximum of 15% of compensation, unless the participant elects a different percentage. Participants may also roll over distributions from other qualified plans into the Plan, including personal individual retirement accounts. Participants who have attained age 50 before the close of the Plan year are eligible to make an additional tax-deferred payroll catch-up contribution. All of the above participant contributions and elections are subject to regulatory and Plan limitations.
Prior to January 1, 2026, eligible participants under the Plan received an employer matching contribution equal to 100% of the first 1% and 50% of the next 4% of a participant’s contributions, for a maximum possible matching contribution of 3% of the participant’s eligible compensation. Effective January 1, 2026, the employer matching contribution was increased to equal 100% of the first 2% and 50% of the next 4% of a participant’s contributions, for a maximum possible matching contribution of 4% of the participant’s eligible compensation. However, to the extent permitted by ERISA and the Internal Revenue Code (“IRC”), the Company may elect to decrease or eliminate the Company’s matching contribution. Effective January 1, 2026, members of the Company’s senior executive group, as defined by the Plan, are not eligible (and prior to January 1, 2026, employees in a position of senior vice president or higher were not eligible) to receive employer matching contributions. Based upon the level of employer matching contributions, the Plan is not considered to be a safe harbor plan. The Company remits participant and employer matching contributions to the Trustee in the period in which payroll deductions are made.
The Company may make a special contribution to participants who are eligible employees on the last day of the Plan year or are eligible employees during the Plan year who terminated employment due to death, disability, or retirement (defined as attaining age 65). Any special contributions are allocated based upon the ratio of a participant’s compensation to the compensation of all eligible participants and may be made in the form of the Fiserv Stock Fund, cash, or any combination thereof. The Company did not make a special contribution for the 2025 Plan year.
All contributions are invested as directed by Plan participants. Participants may irrevocably designate all or any part of their elective deferrals to the Plan as Roth 401(k) deferrals, provided the eligibility requirements have been met. The Roth 401(k) deferrals are contributed to the Plan on an after-tax basis and are included in the computation of the participant’s personal income. Because the amounts are contributed on an after-tax basis, the deferrals and, in most cases, earnings on the deferrals, are not subject to federal income taxes when distributed to participants as long as the distributions are considered to be qualified. The combined total of pre-tax deferrals and Roth 401(k) deferrals may not exceed the maximum dollar limitation allowable under law.
Participant Accounts — Individual accounts are maintained for each Plan participant. Each participant’s account reflects participant contributions, employer contributions, transfers into and out of the Plan, benefits paid to participants, forfeitures and allocations of investment income, and losses and administrative expenses. Allocations to each participant’s account are based on the proportion that the balance of each participant’s account bears to the total balance of all participants in each investment fund. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting — Plan participants are entitled to the vested balance in their respective accounts as of their respective termination date, 65th birthday, death or permanent disability. Participant, rollover and special contributions vest immediately. Employer contributions vest 100% after two years of employment with the Company. In the event of a corporate divestiture, death, disability or retirement at or after age 65, all amounts allocated to a participant’s account under the Plan are 100% vested.
Forfeitures — The Plan provides for restoration of forfeited funds upon re-employment of former participants in specified circumstances. Forfeited non-vested accounts are used to reduce future employer matching contributions and pay administrative expenses of the Plan. Unallocated forfeitures totaled $3,160 thousand and $3,188 thousand at December 31, 2025 and 2024, respectively. During 2025, employer contributions were reduced by $3,188 thousand from forfeited non-vested accounts. The $1,485 thousand employer contribution receivable at December 31, 2025 represents an employer match contribution made in March 2026 for the 2025 Plan year, reduced by the unallocated forfeiture balance of $3,160 thousand. The $1,116 thousand employer contribution receivable at December 31, 2024 represents an employer match contribution made in March 2025 for the 2024 Plan year, reduced by the unallocated forfeiture balance of $3,188 thousand.
Investment Options — Participants direct the investment of their account balance into the investment options of the Plan in 1% increments. The Plan offers investments in registered investment companies, collective investment trusts, the Fiserv Stock Fund, and a separately managed stable value fund. The collective investment trusts held by the Plan are primarily comprised of target funds which invest in mutual funds using an asset allocation strategy designed for investors planning to retire or leave the workplace in or within a few years of the target year and index funds designed to track the performance of certain benchmark indices. The Fiserv Stock Fund is limited, in general, to no more than 25% of the participant’s account balance. The stable value fund holds guaranteed investment contracts comprised of underlying investments in common collective trusts and fixed income securities plus fully-benefit responsive wrapper contracts.
Participants may also direct the investment of their account balance into a Self-Directed Brokerage Account (“SDBA”), which allows participants to buy and sell almost any registered investment company or other public security available. If a participant does not affirmatively elect an investment allocation, the participant’s account balance will be invested in the applicable target retirement trust based on the participant’s projected retirement age of 65. The investment options in the Plan are reviewed and modified as deemed appropriate by the Fiserv Investment Committee. While direct exchanges from the stable value fund into a competing fund are prohibited, participants may otherwise redeem their investments held by the Plan without restriction. A participant may change their investment elections daily.
Notes Receivable from Participants — Participants under the Plan may request loans, subject to consideration for adequate collateral, in a minimum amount of $1 thousand and up to a maximum amount of the lesser of the following: (i) $50 thousand (reduced by the excess, if any, of the participant’s highest outstanding loan balance during the previous twelve months over the outstanding loan balance on the date of the loan); or (ii) 50% of the current market value of the participant’s vested and non-forfeitable account balances. The rate of interest charged on participant loans (4.25% to 10.50% at December 31, 2025) is based on the prime rate published in the Wall Street Journal on the first business day of the calendar quarter during which the loan is processed, plus 2%, unless otherwise determined by the Plan Sponsor, and is fixed at the borrowing date for the term of the loan. Generally, loans require repayment within five years; however, primary residence loan maturities can be up to 15 years, subject to certain requirements. Loans with maturities exceeding these limits may be transferred into the Plan and continue to be repaid according to their original terms when plans sponsored by entities acquired by the Company are merged into the Plan. A maximum of two loans per participant, one residential and one other, are allowed to be outstanding at a time.
Payment of Benefits — Upon termination of employment for any reason, including death or disability, a participant may elect to receive a distribution of the vested portion of his or her account in a lump sum or as a direct rollover. If no such election is made within 90 days and the participant’s vested interest in the Plan is more than $1 thousand but not more than $7 thousand, it will automatically be rolled over to a new individual retirement account designated by the Plan Sponsor. If the vested interest is $1 thousand or less, a lump sum cash distribution will be made. If a participant’s vested interest exceeds $7 thousand, the vested portion of his or her account will remain in the Plan until the participant or the participant’s representative elects to receive a distribution. Upon termination of employment, a participant may request that amounts invested in the Fiserv Stock Fund be distributed entirely in cash or stock as part of a lump sum distribution.
An in-service withdrawal of all or a portion of a participant’s account may be made under certain conditions, including election by the participant after attaining age 59½. Upon experiencing severe financial hardship, a participant may request a hardship withdrawal if certain criteria are met. Hardship withdrawals are made in cash. The Plan contains special rules prescribed by the IRC regarding the commencement of distributions to participants who attain age 73.
Administrative Expenses — Expenses of administering the Plan are shared between the Plan and Plan participants. Recordkeeping fees are paid through Plan participant accounts, whereas investment advisory and other fees are paid by the Plan. The Plan may also use forfeited non-vested accounts to pay such administrative expenses. Certain investment management fees are included as a reduction of investment income and are recorded within net appreciation in fair value of investments in the statement of changes in net assets available for benefits. Administrative expenses totaled $1,366 thousand during the year ended December 31, 2025.